Distribution Date:	04/18/22	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
Determination Date:	04/11/22
Next Distribution Date:	05/17/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2013-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Argentic Services Company LP
Bond / Collateral Reconciliation - Balances	8		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Current Mortgage Loan and Property Stratification	9-13		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	16-17		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	18		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	23		General Contact	(312) 332-7457
Modified Loan Detail	24		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses	Total Distribution	Ending Balance	Support¹	Support¹

A-1	61761QAA1	0.777000%	75,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61761QAB9	1.689000%	145,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61761QAC7	2.699000%	98,964,000.00	10,998,813.45	1,392,144.25	24,738.16	0.00	0.00	1,416,882.41	9,606,669.20	42.16%	30.00%
A-3	61761QAD5	2.863000%	140,000,000.00	105,860,003.20	0.00	252,564.32	0.00	0.00	252,564.32	105,860,003.20	42.16%	30.00%
A-4	61761QAE3	3.134000%	335,996,000.00	335,996,000.00	0.00	877,509.55	0.00	0.00	877,509.55	335,996,000.00	42.16%	30.00%
A-S	61761QAG8	3.376000%	108,105,000.00	108,105,000.00	0.00	304,135.40	0.00	0.00	304,135.40	108,105,000.00	28.31%	20.50%
B	61761QAH6	3.646908%	68,276,000.00	68,276,000.00	0.00	207,496.92	0.00	0.00	207,496.92	68,276,000.00	19.56%	14.50%
C	61761QAK9	4.143908%	42,673,000.00	42,673,000.00	0.00	147,360.83	0.00	0.00	147,360.83	42,673,000.00	14.09%	10.75%
D	61761QAN3	4.143908%	48,363,000.00	48,363,000.00	0.00	167,009.86	0.00	0.00	167,009.86	48,363,000.00	7.90%	6.50%
E	61761QAQ6	4.143908%	19,914,000.00	19,914,000.00	0.00	68,768.16	0.00	0.00	68,768.16	19,914,000.00	5.35%	4.75%
F	61761QAS2	4.143908%	12,802,000.00	12,802,000.00	0.00	44,208.59	0.00	0.00	44,208.59	12,802,000.00	3.71%	3.63%
G	61761QAU7	4.143908%	21,336,000.00	21,336,000.00	0.00	54,798.62	0.00	0.00	54,798.62	21,336,000.00	0.97%	1.75%
H	61761QAW3	4.143908%	19,914,694.00	7,598,044.89	0.00	0.00	0.00	0.00	0.00	7,598,044.89	0.00%	0.00%
R	61761QAY9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,137,943,694.00	781,921,861.54	1,392,144.25	2,148,590.41	0.00	0.00	3,540,734.66	780,529,717.29

X-A	61761QAF0	1.022941%	904,665,000.00	560,959,816.65	0.00	478,190.89	0.00	0.00	478,190.89	559,567,672.40
X-B	61761QAL7	0.497000%	68,276,000.00	68,276,000.00	0.00	28,277.64	0.00	0.00	28,277.64	68,276,000.00
Notional SubTotal			972,941,000.00	629,235,816.65	0.00	506,468.53	0.00	0.00	506,468.53	627,843,672.40

Deal Distribution Total					1,392,144.25	2,655,058.94	0.00	0.00	4,047,203.19

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61761QAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61761QAB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61761QAC7	111.13954014	14.06717847	0.24997130	0.00000000	0.00000000	0.00000000	0.00000000	14.31714977	97.07236167
A-3	61761QAD5	756.14288000	0.00000000	1.80403086	0.00000000	0.00000000	0.00000000	0.00000000	1.80403086	756.14288000
A-4	61761QAE3	1,000.00000000	0.00000000	2.61166666	0.00000000	0.00000000	0.00000000	0.00000000	2.61166666	1,000.00000000
A-S	61761QAG8	1,000.00000000	0.00000000	2.81333333	0.00000000	0.00000000	0.00000000	0.00000000	2.81333333	1,000.00000000
B	61761QAH6	1,000.00000000	0.00000000	3.03909016	0.00000000	0.00000000	0.00000000	0.00000000	3.03909016	1,000.00000000
C	61761QAK9	1,000.00000000	0.00000000	3.45325686	0.00000000	0.00000000	0.00000000	0.00000000	3.45325686	1,000.00000000
D	61761QAN3	1,000.00000000	0.00000000	3.45325683	0.00000000	0.00000000	0.00000000	0.00000000	3.45325683	1,000.00000000
E	61761QAQ6	1,000.00000000	0.00000000	3.45325701	0.00000000	0.00000000	0.00000000	0.00000000	3.45325701	1,000.00000000
F	61761QAS2	1,000.00000000	0.00000000	3.45325652	0.00000000	0.00000000	0.00000000	0.00000000	3.45325652	1,000.00000000
G	61761QAU7	1,000.00000000	0.00000000	2.56836427	0.88489267	0.88489267	0.00000000	0.00000000	2.56836427	1,000.00000000
H	61761QAW3	381.52958263	0.00000000	0.00000000	1.31751962	62.06048910	0.00000000	0.00000000	0.00000000	381.52958263
R	61761QAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61761QAF0	620.07463166	0.00000000	0.52858339	0.00000000	0.00000000	0.00000000	0.00000000	0.52858339	618.53578109
X-B	61761QAL7	1,000.00000000	0.00000000	0.41416662	0.00000000	0.00000000	0.00000000	0.00000000	0.41416662	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/22 - 03/30/22	30	0.00	24,738.16	0.00	24,738.16	0.00	0.00	0.00	24,738.16	0.00
A-3	03/01/22 - 03/30/22	30	0.00	252,564.32	0.00	252,564.32	0.00	0.00	0.00	252,564.32	0.00
A-4	03/01/22 - 03/30/22	30	0.00	877,509.55	0.00	877,509.55	0.00	0.00	0.00	877,509.55	0.00
A-S	03/01/22 - 03/30/22	30	0.00	304,135.40	0.00	304,135.40	0.00	0.00	0.00	304,135.40	0.00
B	03/01/22 - 03/30/22	30	0.00	207,496.92	0.00	207,496.92	0.00	0.00	0.00	207,496.92	0.00
C	03/01/22 - 03/30/22	30	0.00	147,360.83	0.00	147,360.83	0.00	0.00	0.00	147,360.83	0.00
D	03/01/22 - 03/30/22	30	0.00	167,009.86	0.00	167,009.86	0.00	0.00	0.00	167,009.86	0.00
E	03/01/22 - 03/30/22	30	0.00	68,768.16	0.00	68,768.16	0.00	0.00	0.00	68,768.16	0.00
F	03/01/22 - 03/30/22	30	0.00	44,208.59	0.00	44,208.59	0.00	0.00	0.00	44,208.59	0.00
G	03/01/22 - 03/30/22	30	0.00	73,678.69	0.00	73,678.69	18,880.07	0.00	0.00	54,798.62	18,880.07
H	03/01/22 - 03/30/22	30	1,209,677.65	26,238.00	0.00	26,238.00	26,238.00	0.00	0.00	0.00	1,235,915.65
X-A	03/01/22 - 03/30/22	30	0.00	478,190.89	0.00	478,190.89	0.00	0.00	0.00	478,190.89	0.00
X-B	03/01/22 - 03/30/22	30	0.00	28,277.64	0.00	28,277.64	0.00	0.00	0.00	28,277.64	0.00
Totals			1,209,677.65	2,700,177.01	0.00	2,700,177.01	45,118.07	0.00	0.00	2,655,058.94	1,254,795.72

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Non-PST)	61761QAG8	3.376000%	108,105,000.00	108,105,000.00	0.00	304,135.40	0.00	0.00	304,135.40	108,105,000.00
A-S (PST)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Non-PST)	61761QAH6	3.646908%	68,276,000.00	68,276,000.00	0.00	207,496.92	0.00	0.00	207,496.92	68,276,000.00
B (PST)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Non-PST)	61761QAK9	4.143908%	42,673,000.00	42,673,000.00	0.00	147,360.83	0.00	0.00	147,360.83	42,673,000.00
C (PST)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			219,054,000.00	219,054,000.00	0.00	658,993.15	0.00	0.00	658,993.15	219,054,000.00

Exchangeable Certificate Details
PST	61761QAJ2	N/A	219,054,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			219,054,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

		Additional Information

	Total Available Distribution Amount (1)	4,047,203.19
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	0
	Aggregate Unpaid Principal Balance	0.00
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,716,142.32	Master Servicing Fee	12,497.68
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,343.16
Interest Adjustments	0.00	Trustee Fee	282.80
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Senior Trust Advisor Fee	841.65
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,716,142.32	Total Fees	15,965.29

Principal		Expenses/Reimbursements
Scheduled Principal	1,392,144.20	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	37,519.79
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,598.28
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,392,144.20	Total Expenses/Reimbursements	45,118.07

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,655,058.94
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,392,144.25
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,047,203.19
Total Funds Collected	4,108,286.52	Total Funds Distributed	4,108,286.55

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	781,921,861.54	781,921,861.54	Beginning Certificate Balance	781,921,861.54
(-) Scheduled Principal Collections	1,392,144.20	1,392,144.20	(-) Principal Distributions	1,392,144.25
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.05	0.05	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	780,529,717.29	780,529,717.29	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	783,987,380.11	783,987,380.11	Ending Certificate Balance	780,529,717.29
Ending Actual Collateral Balance	782,698,202.55	782,698,202.55

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.14%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	19	362,920,026.78	46.50%	8	3.8475	NAP	Defeased	19	362,920,026.78	46.50%	8	3.8475	NAP
10,000,000 or less	17	92,378,486.26	11.84%	8	4.4370	2.143294	1.30 or less	9	80,097,646.61	10.26%	4	4.3036	0.704722
10,000,001 to 20,000,000	6	89,232,167.56	11.43%	4	4.1676	1.496215	1.31 to 1.40	2	52,152,468.30	6.68%	9	4.0562	1.392193
20,000,001 to 30,000,000	2	49,804,358.51	6.38%	9	4.1146	1.462774	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	1	31,794,678.18	4.07%	9	4.0980	1.400000	1.51 to 1.60	2	37,737,057.40	4.83%	9	4.1901	1.524394
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 60,000,000	1	54,400,000.00	6.97%	9	3.7550	4.630000	1.71 to 1.80	1	100,000,000.00	12.81%	7	4.3100	1.770000
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	4	37,820,119.12	4.85%	9	4.5222	1.859586
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	2	9,273,944.08	1.19%	9	4.1672	1.973247
90,000,001 to 100,000,000	1	100,000,000.00	12.81%	7	4.3100	1.770000	2.01 to 2.10	2	8,982,430.50	1.15%	8	4.2000	2.060852
100,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.50	1	4,289,696.42	0.55%	9	4.1670	2.130000
Totals	47	780,529,717.29	100.00%	8	4.0339	2.170896	2.51 or greater	6	89,713,383.29	11.49%	9	3.9238	4.490116
							Totals	47	780,529,717.29	100.00%	8	4.0339	2.170896
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	21	362,920,026.78	46.50%	8	3.8475	NAP
							Defeased	21	362,920,026.78	46.50%	8	3.8475	NAP
California	4	39,991,821.63	5.12%	9	4.3816	3.127088
							Lodging	3	19,722,669.83	2.53%	10	4.5279	3.054270
Connecticut	2	5,208,396.21	0.67%	9	4.5350	0.560000
							Mixed Use	3	40,229,687.27	5.15%	9	4.2259	1.270509
Illinois	1	6,525,375.29	0.84%	8	4.1850	2.080000
							Mobile Home Park	1	6,816,888.87	0.87%	9	4.1410	1.960000
Indiana	1	12,747,353.13	1.63%	(27)	4.1690	(0.310000)
							Multi-Family	1	4,258,028.08	0.55%	9	4.8500	1.300000
Louisiana	1	4,143,737.60	0.53%	10	4.7590	0.910000
							Office	6	169,276,415.72	21.69%	5	4.2810	1.495077
Maryland	1	6,816,888.87	0.87%	9	4.1410	1.960000
							Retail	11	110,394,737.04	14.14%	9	4.1777	1.849219
Mississippi	1	6,776,812.64	0.87%	10	4.5300	(0.240000)
							Self Storage	9	66,911,263.70	8.57%	9	3.8589	4.338126
New Jersey	4	41,547,266.05	5.32%	9	4.0250	2.462858
							Totals	55	780,529,717.29	100.00%	8	4.0339	2.170896
New York	9	170,702,170.63	21.87%	8	4.1305	2.618470

North Carolina	1	2,457,055.21	0.31%	9	4.2400	2.010000

Ohio	1	4,258,028.08	0.55%	9	4.8500	1.300000

Texas	5	75,036,011.93	9.61%	9	4.1271	1.307534

Virginia	2	34,678,785.44	4.44%	9	4.2976	1.568281

Wisconsin	1	6,719,987.80	0.86%	7	4.7930	1.840000

Totals	55	780,529,717.29	100.00%	8	4.0339	2.170896

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	362,920,026.78	46.50%	8	3.8475	NAP	Defeased	19	362,920,026.78	46.50%	8	3.8475	NAP
	4.000% or less	3	88,757,790.12	11.37%	9	3.8357	3.767847	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	18	292,046,013.80	37.42%	7	4.2385	1.733803	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	7	36,805,886.59	4.72%	9	4.7269	1.004348	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	780,529,717.29	100.00%	8	4.0339	2.170896	49 months or greater	28	417,609,690.51	53.50%	7	4.1959	2.101823
								Totals	47	780,529,717.29	100.00%	8	4.0339	2.170896
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	362,920,026.78	46.50%	8	3.8475	NAP	Defeased	19	362,920,026.78	46.50%	8	3.8475	NAP
	79 months or less	28	417,609,690.51	53.50%	7	4.1959	2.101823	Interest Only	3	168,400,000.00	21.58%	8	4.0986	2.870143
	80 to 109 months	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	25	249,209,690.51	31.93%	7	4.2617	1.582643
	110 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	780,529,717.29	100.00%	8	4.0339	2.170896	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	47	780,529,717.29	100.00%	8	4.0339	2.170896
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	19	362,920,026.78	46.50%	8	3.8475	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	23	374,115,152.04	47.93%	8	4.1887	2.280417
	12 to 24 months	4	39,236,510.39	5.03%	(3)	4.1938	0.485975
	24 months or greater	1	4,258,028.08	0.55%	9	4.8500	1.300000
	Totals	47	780,529,717.29	100.00%	8	4.0339	2.170896
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	300080001	RT	Tannersville	PA	Actual/360	3.414%	294,079.74	216,816.81	0.00	N/A	12/01/22	--	100,032,792.30	99,815,975.44	04/01/22
2	453000147	OF	New York	NY	Actual/360	4.310%	371,138.89	0.00	0.00	N/A	11/07/22	--	100,000,000.00	100,000,000.00	04/07/22
4	1239756	OF	Philadelphia	PA	Actual/360	3.830%	204,867.41	152,897.68	0.00	N/A	11/07/22	--	62,117,634.27	61,964,736.59	04/07/22
6	300080006	SS	Various	NY	Actual/360	3.755%	175,900.89	0.00	0.00	N/A	01/01/23	--	54,400,000.00	54,400,000.00	04/01/22
7	300080007	RT	Smithfield	NC	Actual/360	3.364%	116,326.62	106,624.59	0.00	N/A	12/01/22	--	40,157,248.11	40,050,623.52	04/01/22
8	300080008	RT	Wyomissing	PA	Actual/360	3.692%	158,961.11	0.00	0.00	N/A	02/01/23	--	50,000,000.00	50,000,000.00	04/01/22
9	300080009	MU	Lubbock	TX	Actual/360	4.098%	112,466.09	75,936.03	0.00	N/A	01/01/23	--	31,870,614.21	31,794,678.18	04/01/22
11	300080011	RT	Fairfax	VA	Actual/360	4.200%	106,749.05	69,297.13	0.00	N/A	01/01/23	--	29,515,865.52	29,446,568.39	04/01/22
12	300080012	RT	Paramus	NJ	Actual/360	3.991%	70,132.22	49,091.92	0.00	N/A	02/01/23	--	20,406,882.04	20,357,790.12	04/01/22
13	300080013	OF	Rancho Cordova	CA	Actual/360	4.435%	76,508.03	45,176.95	0.00	N/A	02/01/23	--	20,033,379.64	19,988,202.69	04/01/22
14	300080014	OF	Hamden	CT	Actual/360	4.366%	73,755.06	44,952.03	0.00	N/A	10/01/22	--	19,616,612.16	19,571,660.13	04/01/22
15	300080015	OF	Houston	TX	Actual/360	4.200%	69,734.37	42,098.97	0.00	N/A	01/01/23	--	19,281,391.68	19,239,292.71	04/01/22
17	300080017	MH	Newport News	VA	Actual/360	4.850%	71,824.14	36,880.38	0.00	N/A	10/01/22	--	17,197,666.31	17,160,785.93	04/01/22
18	300080018	RT	Riverdale	UT	Actual/360	4.100%	48,167.68	49,173.08	0.00	N/A	09/01/22	--	13,643,089.06	13,593,915.98	04/01/22
19	300080019	OF	Fishers	IN	Actual/360	4.169%	45,870.82	30,133.87	0.00	N/A	01/01/20	--	12,777,487.00	12,747,353.13	02/01/19
20	300080020	RT	Bronx	NY	Actual/360	4.064%	41,512.60	28,244.49	0.00	N/A	02/01/23	--	11,863,707.91	11,835,463.42	04/01/22
21	300080021	RT	West Caldwell	NJ	Actual/360	3.924%	47,302.99	0.00	0.00	N/A	01/01/23	--	14,000,000.00	14,000,000.00	04/01/22
22	1239375	OF	Houston	TX	Actual/360	4.050%	39,916.87	23,843.27	0.00	N/A	01/01/23	--	11,445,698.88	11,421,855.61	08/01/21
24	300080024	LO	Oxnard	CA	Actual/360	4.418%	33,599.21	30,577.88	0.00	N/A	01/01/23	--	8,832,697.47	8,802,119.59	04/01/22
25	300080025	MH	Watertown	NY	Actual/360	4.919%	24,980.03	12,437.88	0.00	N/A	01/01/23	--	5,897,350.58	5,884,912.70	04/01/22
26	300080026	MH	Berlin	MD	Actual/360	4.919%	14,718.15	7,328.37	0.00	N/A	01/01/23	--	3,474,699.87	3,467,371.50	04/01/22
27	300080027	OF	Fredericksburg	VA	Actual/360	4.233%	33,432.32	21,430.80	0.00	N/A	01/01/23	--	9,171,895.24	9,150,464.44	04/01/22
28	300080028	IN	West Palm Beach	FL	Actual/360	4.204%	30,280.52	19,867.67	0.00	N/A	11/01/22	--	8,364,528.76	8,344,661.09	04/01/22
29	300080029	RT	Austin	TX	Actual/360	4.155%	29,733.80	19,878.42	0.00	N/A	11/01/22	--	8,310,367.43	8,290,489.01	04/01/22
30	1239807	LO	Columbus	MS	Actual/360	4.530%	26,525.31	23,095.45	0.00	N/A	02/01/23	02/01/25	6,799,908.09	6,776,812.64	06/01/20
31	300080031	SS	Delray Beach	FL	Actual/360	4.490%	27,893.31	16,136.63	0.00	N/A	02/01/23	--	7,214,304.71	7,198,168.08	04/01/22
32	300080032	MH	Brooklyn	MD	Actual/360	4.141%	24,365.78	16,180.13	0.00	N/A	01/01/23	--	6,833,069.00	6,816,888.87	04/01/22
33	300080033	RT	Grand Chute	WI	Actual/360	4.793%	27,795.98	14,667.65	0.00	N/A	11/01/22	--	6,734,655.45	6,719,987.80	04/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
34	300080034	RT	Oak Park	IL	Actual/360	4.185%	23,571.61	15,479.76	0.00	N/A	12/01/22	--	6,540,855.05	6,525,375.29	04/01/22
35	300080035	SS	Lake Worth	FL	Actual/360	4.620%	24,017.24	13,493.10	0.00	N/A	11/01/22	--	6,037,010.24	6,023,517.14	04/01/22
36	300080036	OF	San Clemente	CA	Actual/360	4.220%	21,413.10	12,899.86	0.00	N/A	12/01/22	--	5,892,611.44	5,879,711.58	04/01/22
37	300080037	RT	Richmond	VA	Actual/360	4.847%	21,905.42	16,091.48	0.00	N/A	11/01/22	--	5,248,308.53	5,232,217.05	04/01/22
38	300080038	MH	Wilmington	NC	Actual/360	4.869%	22,794.18	11,554.24	0.00	N/A	01/01/23	--	5,436,571.14	5,425,016.90	04/01/22
39	300080039	SS	Paramount	CA	Actual/360	4.300%	19,751.37	12,415.27	0.00	N/A	12/01/22	--	5,334,203.04	5,321,787.77	04/01/22
40	1239529	Various	Various	CT	Actual/360	4.535%	20,385.07	11,667.25	0.00	N/A	01/01/23	--	5,220,063.46	5,208,396.21	04/01/22
41	300080041	SS	Kenilworth	NJ	Actual/360	4.386%	15,028.31	23,815.45	0.00	N/A	10/01/22	--	3,979,077.34	3,955,261.89	04/01/22
42	300080042	MU	Buffalo	NY	Actual/360	4.862%	18,750.16	11,774.69	0.00	N/A	01/01/23	--	4,478,481.90	4,466,707.21	02/01/22
43	300080043	MF	Youngstown	OH	Actual/360	4.850%	17,842.15	14,119.41	0.00	N/A	01/01/23	--	4,272,147.49	4,258,028.08	03/01/20
44	300080044	LO	New Orleans	LA	Actual/360	4.759%	17,037.61	13,776.69	0.00	N/A	02/01/23	--	4,157,514.29	4,143,737.60	04/01/22
45	300080045	IN	Conroe	TX	Actual/360	4.550%	17,458.54	10,063.13	0.00	N/A	11/01/22	--	4,455,919.64	4,445,856.51	04/01/22
46	300080046	RT	Austin	TX	Actual/360	4.167%	15,428.90	10,143.48	0.00	N/A	01/01/23	--	4,299,839.90	4,289,696.42	04/01/22
47	300080047	MH	Rossville	GA	Actual/360	4.030%	8,813.52	18,058.34	0.00	N/A	08/01/22	--	2,539,715.32	2,521,656.98	04/01/22
48	300080048	SS	Clark	NJ	Actual/360	4.236%	11,869.10	19,673.79	0.00	N/A	10/01/22	--	3,253,887.83	3,234,214.04	04/01/22
50	300080050	RT	Easley	SC	Actual/360	4.084%	12,681.53	8,658.95	0.00	N/A	12/01/22	--	3,606,006.95	3,597,348.00	04/01/22
51	300080051	MH	Alden	NY	Actual/360	5.000%	12,506.92	6,013.43	0.00	N/A	02/01/23	--	2,904,833.59	2,898,820.16	04/01/22
52	300080052	RT	Winston Salem	NC	Actual/360	4.240%	8,991.97	5,748.67	0.00	N/A	01/01/23	--	2,462,803.88	2,457,055.21	04/01/22
54	300080054	MH	Horseheads	NY	Actual/360	4.724%	7,356.63	3,929.13	0.00	N/A	01/01/23	--	1,808,464.82	1,804,535.69	04/01/22
Totals							2,716,142.32	1,392,144.20	0.00				781,921,861.54	780,529,717.29
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	21,712,457.00	16,179,177.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	9,173,209.40	7,240,633.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	3,467,128.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,380,641.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,106,345.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,000,789.54	0.00	--	--	--	0.00	0.00	0.00	0.00	79,813.39	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,622,792.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	(94,748.00)	01/01/20	06/30/20	04/11/22	9,340,196.66	266,978.55	42,371.54	2,636,851.94	180,455.36	0.00
20	984,440.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,297,184.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,640,353.00	0.00	--	--	--	0.00	9,733.63	63,524.58	498,790.55	219,768.66	0.00
24	5,411,308.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	975,676.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	(142,092.00)	0.00	--	--	11/12/21	1,068,492.39	101,889.71	45,331.20	987,149.84	65,553.21	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	719,580.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,006,156.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	975,424.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	836,695.48	403,338.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	850,880.09	690,867.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1,370,011.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	241,907.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,339,688.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	383,365.00	0.00	--	--	--	0.00	0.00	30,432.68	60,902.69	0.00	0.00
43	517,547.00	0.00	--	--	--	0.00	27,461.20	31,873.64	769,700.48	54,812.06	0.00
44	455,235.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	689,444.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	1,011,962.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	358,080.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	65,666,633.10	25,138,849.38				10,408,689.05	406,063.09	213,533.64	4,953,395.50	600,402.68	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/18/22	1	4,466,707.21	0	0.00	3	22,456,696.33	2	11,034,840.72	2	24,169,208.74	1	6,776,812.64	0	0.00	0	0.00	4.033904%	3.998920%	8
03/17/22	0	0.00	0	0.00	3	22,517,754.46	2	11,072,055.58	2	24,223,185.88	0	0.00	0	0.00	0	0.00	4.033945%	3.998949%	9
02/17/22	0	0.00	0	0.00	3	22,586,732.49	2	11,113,414.42	3	24,285,266.31	0	0.00	0	0.00	1	3,631,712.49	4.034000%	3.998991%	10
01/18/22	0	0.00	0	0.00	4	38,649,472.85	2	11,150,315.79	3	40,341,008.10	0	0.00	0	0.00	0	0.00	4.045587%	4.005769%	11
12/17/21	0	0.00	0	0.00	4	38,763,408.71	2	11,187,069.96	3	40,447,985.63	0	0.00	0	0.00	0	0.00	4.045643%	4.005806%	12
11/18/21	0	0.00	0	0.00	4	38,881,699.34	4	38,881,699.34	1	12,902,825.01	0	0.00	0	0.00	0	0.00	4.045704%	4.005848%	13
10/18/21	0	0.00	0	0.00	4	38,994,737.27	4	38,994,737.27	1	12,932,402.73	0	0.00	0	0.00	0	0.00	4.045758%	4.005884%	14
09/17/21	0	0.00	1	11,593,405.64	3	27,518,756.58	4	39,112,162.22	1	12,963,370.51	0	0.00	0	0.00	0	0.00	4.045818%	4.005924%	15
08/17/21	0	0.00	1	11,616,652.70	3	27,607,656.39	2	23,235,464.39	1	12,992,731.65	0	0.00	0	0.00	0	0.00	4.045871%	4.004547%	16
07/16/21	1	11,639,818.97	0	0.00	3	27,696,203.32	1	16,324,684.87	1	13,021,987.77	0	0.00	0	0.00	1	30,962,092.26	4.045923%	4.004581%	17
06/17/21	0	0.00	0	0.00	3	27,787,957.65	0	0.00	1	13,052,645.39	0	0.00	0	0.00	0	0.00	4.079294%	4.038529%	18
05/17/21	0	0.00	1	16,431,207.16	2	11,444,581.73	0	0.00	1	13,081,687.19	0	0.00	0	0.00	0	0.00	4.079352%	4.038570%	19
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
19	300080019	02/01/19	37	5	42,371.54	2,636,851.94	682,487.25	13,853,078.49	12/05/18	7			02/20/20
22	1239375	08/01/21	7	6	63,524.58	498,790.55	239,135.62	11,616,652.70	09/18/20	7			12/07/21
30	1239807	06/01/20	21	6	45,331.20	987,149.84	86,193.57	7,275,676.74	09/10/20	1		07/22/21
42	300080042	02/01/22	1	1	30,432.68	60,902.69	0.00	4,492,019.93
43	300080043	03/01/20	24	6	31,873.64	769,700.48	439,981.21	4,601,814.07	04/17/18	2		04/15/19
Totals					213,533.64	4,953,395.50	1,447,797.65	41,839,241.93
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		12,747,353	0	0		12,747,353
0 - 6 Months		60,037,495	60,037,495	0		0
7 - 12 Months		700,968,057	680,821,466	4,466,707		15,679,884
13 - 24 Months		0	0	0		0
25 - 36 Months		6,776,813	0	0		6,776,813
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	780,529,717	740,858,961	4,466,707	0	6,776,813	28,427,237
Mar-22	781,921,862	746,626,620	0	0	0	35,295,241
Feb-22	783,498,976	748,100,295	0	0	0	35,398,681
Jan-22	800,882,953	749,391,629	0	0	0	51,491,324
Dec-21	802,313,545	750,678,489	0	0	0	51,635,056
Nov-21	803,804,931	752,020,407	0	0	0	51,784,524
Oct-21	805,225,300	753,298,160	0	0	0	51,927,140
Sep-21	806,706,826	754,631,294	0	0	0	52,075,533
Aug-21	808,117,042	755,900,001	0	11,616,653	4,372,192	36,228,196
Jul-21	809,522,326	757,164,316	11,639,819	0	11,371,518	29,346,673
Jun-21	842,018,228	801,177,625	0	0	27,787,958	13,052,645
May-21	843,475,764	802,518,288	0	16,431,207	11,444,582	13,081,687
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
19	300080019	12,747,353.13	13,853,078.49	7,900,000.00	03/18/22	(190,537.19)	(0.31000)	06/30/20	01/01/20	248
22	1239375	11,421,855.61	11,616,652.70	12,500,000.00	07/29/21	1,640,353.00	2.14000	06/30/20	01/01/23	249
30	1239807	6,776,812.64	7,275,676.74	7,500,000.00	09/14/21	(142,092.00)	(0.24000)	06/30/20	02/01/23	189
43	300080043	4,258,028.08	4,601,814.07	6,100,000.00	07/28/21	517,547.00	1.35000	09/30/21	01/01/23	188
Totals		35,204,049.46	37,347,222.00	34,000,000.00		1,825,270.81

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	300080019	OF	IN	12/05/18	7

The Trust took title on February 28, 2020. The REO property is a 110,217 s.f. office building and located in Fishers (Indianapolis), IN. Occupancy is currently 21%. Per JLL market reports, the Fishers/Geist submarket totals 3.3MM s.f. with a

27.3% vacancy rate and net absorption as of 4Q2021 is a positive 115k s.f. year to date. The Special Servicer will pursue stabilization of the property with backfilling vacant spaces.

22	1239375	OF	TX	09/18/20	7

The loan transferred to special servicing effective 9/29/2020 due to imminent monetary default. The 140,392 SF office property was built in 1981 (renovated in 2009) and is located in the Westchase area of Houston, TX. The building was 87%

occupied as of December 2020 before losing its largest tenant representing over 55% of NRSF and over 70% of in-place rent, tendering a $1 million termination payment at the time it vacated the Property. Occupancy as of 10/31/2021 was

35.75%. The collateral was foreclosed on 12/7/2021; one tenant has renewed its lease for 2 years but no new tenants have been signed in over a year. The PM team is putting together a recommendation for capital improvements to make the building more attractive to potential ten ants, including cleaning the glass curtain wall and addressing the structural issues in the parking facility.

30	1239807	LO	MS	09/10/20	1
Modification closed 3/31/2022. Borrower brought $1.1MM of additional equity to partially bring loan current, defer a portion and extend maturity to 2/1/2025.

43	300080043	MF	OH	04/17/18	2
Receiver took possession 3/7/2022 following the agreed consent decrees entered on 2/28/2022. SS is evaluating the best resolution strategy.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
30	1239807	7,275,677.00	4.53000%	7,275,677.00	4.53000%	10	03/31/22	03/31/22	--
Totals		7,275,677.00		7,275,677.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	300080016 02/17/22	16,002,174.58	5,700,000.00	5,008,823.60	1,323,298.73	5,008,823.60	3,685,524.87	12,316,649.71	0.00	0.00	12,316,649.71	59.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		16,002,174.58	5,700,000.00	5,008,823.60	1,323,298.73	5,008,823.60	3,685,524.87	12,316,649.71	0.00	0.00	12,316,649.71

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
16	300080016	02/17/22	0.00	0.00	12,316,649.71	0.00	0.00	12,316,649.71	0.00	0.00	12,316,649.71
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	12,316,649.71	0.00	0.00	12,316,649.71	0.00	0.00	12,316,649.71

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
19	0.00	0.00	2,750.71	0.00	0.00	33,370.18	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	2,464.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	1,463.87	0.00	0.00	4,149.61	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	919.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,598.28	0.00	0.00	37,519.79	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		45,118.07

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28